Significant Accounting Policies - Changes in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014
Receivables [Abstract]
Beginning balance	$ 265	$ 182
Charge during the year	676	254
Written-off	(140)	(171)
Ending balance	$ 801	$ 265